SATUIT CAPITAL MANAGEMENT TRUST

                      SATUIT CAPITAL MICRO CAP FUND series

                          Supplement dated June 1, 2001
                                     to the
                       Prospectus dated December 12, 2000



1. The following disclosure replaces in its entirety the second paragraph found on the cover page:

This Prospectus concisely describes the information about the Fund that you should know before investing. Please read it carefully before investing and retain it for future reference. A Statement of Additional Information ("SAI") about the Fund, dated December 12, 2000, as revised June 1, 2001, is available free of charge and may be obtained by writing Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 776-5455. The SAI has been filed with the U.S. Securities and Exchange Commission and is incorporated in its entirety by reference in this Prospectus.

2. The following disclosure replaces in its entirety the paragraph entitled "Administrator" found in the section entitled "MANAGEMENT" currently found on page 8:

ADMINISTRATOR

Pursuant to the Administrative Services Agreement with Satuit Capital Management Trust (the "Trust"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator to the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements.

3. The following disclosure replaces in its entirety the paragraph entitled "Distributor" found in the section entitled "MANAGEMENT" currently found on page 8:

DISTRIBUTOR

First Dominion Capital Corp. (the "Distributor"), an affiliate of the Administrator, has entered into a distribution agreement with the Trust to serve as the principal underwriter for the Fund and the distributor for the Fund's shares. The Distributor receives no compensation for distributing the Fund's shares.

4. The following information replaces in its entirety the section entitled "Method of Purchase" currently found on page 11:

METHOD OF PURCHASE

BY TELEPHONE

To open an account by telephone, call (800) 628-4077 to obtain an account number and instructions. We will take information necessary to open your account, including your social security or tax identification number, over the phone.

After you have obtained an account number, you may purchase shares of the Fund by wiring federal funds. Your bank may charge a fee for doing this. You should instruction your bank to wire funds to:


      Suntrust Bank
      Richmond, Virginia
      ABA #0510 0002 0
      Acct #201330490
      Fund Services, Inc.
      Credit to "Satuit Funds"
      For further credit to:  (name and/or taxpayer identification number)

The most critical items are the bank name, ABA number, credit account number and FSI. The other items will help speed to process and insure that the funds are placed in the proper internal account.

You will then need to mail a signed account application to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

BY MAIL

You may also open an account by mailing a completed and signed account application, together with a check made payable to the Satuit Capital Micro Cap Fund, to:

      Satuit Capital Micro Cap Fund
      c/o First Dominion Capital Corp.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

5. The third paragraph under the section entitled "How To Sell (Redeem) Shares Of The Fund" on page 13 of the Prospectus is replaced in its entirety by the following:

The Fund cannot accept requests that specify a certain date for redemption or which specify any other special conditions. Please call (800) 628-4077 for further information regarding redemptions. WE WILL NOT PROCESS YOUR REDEMPTION REQUEST IF IT IS NOT IN PROPER FORM (SEE "REDEMPTION PROCEDURES"). HOWEVER, WE WILL NOTIFY YOU IF YOUR REDEMPTION REQUEST IS NOT IN PROPER FORM.

6. The following information replaces in its entirety the second paragraph of the section entitled "Redemption Procedures" "By Mail" currently found on page 14:

Mail your request and documentation to:

      Satuit Capital Micro Cap Fund
      c/o Fund Services, Inc.
      1500 Forest Avenue, Suite 111
      Richmond, Virginia 23229

7. The following information replaces in its entirety the section entitled "Transferring Registration" currently found on page 16:

If you wish to transfer shares to another owner, send a written request to Fund Services, Inc. (the "Transfer Agent") at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229. Your request should include (1) the name of the Fund and existing account registration; (2) signature(s) of the registered owner(s);
(3) the new account registration, address, Social Security Number or Taxpayer Identification Number and how dividends and capital gains are to be distributed;
(4) signature guarantees; and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

8. The following information replaces in its entirety the section entitled "How To Contact The Fund" currently found on page 16:

HOW TO CONTACT THE FUND

For more information about the Fund or your account, you may write to the Fund at:

      Satuit Capital Micro Cap Fund
      c/o Commonwealth Shareholder Services, Inc.
      1500 Forest Avenue, Suite 223
      Richmond, Virginia 23229

Or you may call toll free at (800) 776-5455

9. The first paragraph under the section entitled "When and How NAV is Determined" on page 17 of the Prospectus is replaced in its entirety by the following:

The Fund's share price, called its NAV, is determined as of the close of trading on the New York Stock Exchange (the "NYSE")(currently 4:00 p.m., Eastern Time) on each business day (the "Valuation Time") that the NYSE is open; however, the Trust's management may compute the NAV more frequently in order to protect shareholders' interests. As of the date of this prospectus, the Trust is informed that the NYSE will be closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of the investments and other assets, subtracting any liabilities and then dividing by the total number of shares outstanding.

10. The following information replaces in its entirety the section entitled "Custodian, Transfer Agent and Dividend Disbursing Agent" currently found on page 20:

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

11. The following disclosure is added to the Prospectus after the section entitled "Organization" on page 20:

ADDITIONAL INFORMATION

Shareholder Communications

The Fund may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Fund send these documents to each shareholder individually by calling the Fund at (800) 776-5455.

12. The sub-section entitled "Administrator, Transfer Agent and Fund Accountant" under the section entitled "For More Information" on page 21 is deleted in its entirety:


13. The following disclosure is added to the Prospectus under the section entitled "For More Information" on page 21:

      Distributor         First Dominion Capital Corp.
                          1500 Forest Avenue, Suite 223
                          Richmond, Virginia 23229


13. The following disclosure replaces in its entirety the disclosure information found on the back page of the Prospectus:

You'll find more information about the Fund in the following documents:

The Fund's annual and semi-annual reports will contain more information about the Fund and a discussion of the market conditions and investment strategies that had a significant effect on the Fund's performance during its most recent fiscal year.

For more information about the Fund, you may wish to refer to the Fund's SAI dated December 12, 2000, as revised June 1, 2001, which is on file with the SEC and incorporated by reference into this Prospectus. You can obtain a free copy of the SAI by writing to Satuit Capital Management Trust, c/o First Dominion Capital Corp., 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, by calling toll free (800) 776-5455 or by e-mail at: mail@shareholderservices.com. General inquiries regarding the Fund may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC's Public Reference Room, 450 Fifth Street NW, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. Reports and other information regarding the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No.  811-10103)






                       PLEASE RETAIN FOR FUTURE REFERENCE

                        SATUIT CAPITAL MANAGEMENT TRUST

                      SATUIT CAPITAL MICRO CAP FUND series

                          Supplement dated June 1, 2001
                                     To the
          Statement of Additional Information dated December 12, 2000



1. The following disclosure replaces, in its entirety, the paragraph found on page 1 of the Statement of Additional Information:

This Statement of Additional Information ("SAI") provides general information about the Satuit Capital Micro Cap Fund (the "Fund"). This SAI is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated December 12, 2000, as revised June 1, 2001. Copies of the Prospectus may be obtained from the Fund by writing the Fund's administrator, Commonwealth Shareholder Services, Inc., located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229 or by calling (800) 776-5455.

2. The following information presented under the section entitled "GLOSSARY", currently found on page 2, is deleted in its entirety:

"ADS" means American Data Services, Inc., the administrator, fund accountant, and transfer and dividend disbursing agent of the Fund.

3. The following information is being added to the section entitled "GLOSSARY", currently found on page 2:

"CSS" means Commonwealth Shareholder Services, Inc., the administrator of the Fund.

"FDCC" means First Dominion Capital Corp., the principal underwriter and distributor of the Fund's shares.

"FSI" means Fund Services, Inc., the transfer and dividend disbursing agent of the Fund.

4. The following disclosure information replaces, in its entirety, the paragraph under the section entitled "THE FUND" currently found on page 3 of the Statement of Additional Information:

The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust, a Delaware business trust organized on August 29, 2000. The Fund's principal office is located at 146 Front Street, Suite 204, Mill Wharf Plaza, Scituate, Massachusetts 02066. The Fund is a "diversified" series, as that term is defined in the 1940 Act.

5. The following information presented under the section entitled "TRUSTEES AND OFFICERS" currently found on page 10 is deleted in its entirety:

Giovanni A. Urena (32) Senior Paralegal, American Data Services,     Secretary
                       Inc. August, 200 to Present
                       (Mutual Fund Administrator); Senior
                       Documentation Specialist -
                       Compliance/Risk Management, UBS AG,
                       October 1999 to August, 2000 (Bank);
                       Assistant Vice President -
                       Paralegal, Citigroup Inc., August, 1995
                       to October, 1999 (Bank).

5. The following information presented under the section entitled "TRUSTEES AND OFFICERS" currently found on page 11 is deleted in its entirety:

Ismael Lopez (52)      Director of Administration,                   Assistant
                       American Data  Services, Inc.,                Treasurer
                       January, 2000 to Present (Mutual Fund
                       Administrator); Assistant Controller,
                       The Reserve Funds, September, 1997
                       to October, 1999; Director of Operations,
                       Christian Brothers Investment Services,
                       January, 1996 to June 1997,
                       Consultant, The Reserve Funds, June 1995 to December 1995.

Stephanie Diem (26)    Paralegal, American Data Services, Inc.,      Assistant
                       May, 2000 to Present                          Secretary
                       (Mutual Fund Administrator);
                       Account/Administrative Assistant,
                       Fiduciary Trust International
                       July 1997 to May 2000 (Custodian);
                       Custody Administrator, United
                       States Trust Company Of New York
                       August 1996 to July 1997.

6. The following disclosure replaces, in its entirety, the paragraph entitled "Administrator" found in the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 13 of the Statement of Additional Information:

ADMINISTRATOR

Pursuant to the Administrative Services Agreement with the Trust (the "Services Agreement"), Commonwealth Shareholder Services, Inc. ("CSS"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the administrator of the Fund. CSS supervises all aspects of the operation of the Fund, except those performed by the Adviser. CSS provides certain administrative services and facilities for the Funds, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. As administrator, CSS receives an asset-based fee, computed daily and paid monthly at the annual rate of 0.20% of the average daily net assets of the Fund (which includes regulatory matters, backup of the pricing of shares of the Fund, administrative duties in connection with execution of portfolio trades, and certain services in connection with Fund accounting). The fee is subject to a yearly minimum of $15,000 for the first two years and $30,000 thereafter. CSS also receives an hourly fee, plus certain out-of-pocket expenses, for shareholder servicing and state securities law matters.

7. The paragraph entitled "Administrator's Fees" found in the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 14 of the Statement of Additional Information is deleted in its entirety.

8. The following disclosure replaces, in its entirety, the paragraph entitled "Custodian, Transfer Agent and Dividend Disbursing Agent" found in the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 14 of the Statement of Additional Information:

CUSTODIAN

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Pursuant to a Transfer Agent Agreement with the Trust, Fund Services, Inc. ("FSI" or the "Transfer Agent") acts as the Fund's transfer and disbursing agent. FSI is located at 1500 Forest Avenue, Suite 111, Richmond, Virginia 23229.

FSI provides certain shareholder and other services to the Trust, including furnishing account and transaction information and maintaining shareholder account records. FSI is responsible for processing orders and payments for share purchases. FSI mails proxy materials (and receives and tabulates proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. FSI disburses income dividends and capital distributions and prepares and files appropriate tax-related information concerning dividends and distributions to shareholders. For its services as transfer agent, FSI receives an asset-based fee, computed daily and paid monthly of the average daily net assets of the Fund against a minimum fee plus out-of-pocket expenses.

9. The following disclosure replaces, in its entirety, the paragraph entitled "Distributor" found in the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES" currently found on page 14 of the Statement of Additional
Information:

First Dominion Capital Corp. ("FDCC" or the "Distributor"), located at 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, serves as the principal underwriter and national distributor of the Fund's shares pursuant to a Distribution Agreement (the "Distribution Agreement"). The Distributor is registered as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. The offering of the Fund's shares is continuous. There are no sales charges in connection with purchases of Fund shares. The Distributor does not receive underwriting discounts and commissions or brokerage commissions as a result of the sale of the Fund's shares.

10. The second full paragraph under " Advisory Fee and Other Transactions" found in the section entitled "SATUIT CAPITAL MICRO CAP FUND - NOTES TO STATEMENTS OF ASSETS AND LIABILITIES" currently found on page 23 of the Statement of Additional Information is deleted in its entirety.



                       PLEASE RETAIN FOR FUTURE REFERENCE